Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Profit Before Income Taxes
The Company’s profit (loss) before income taxes consist of:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cayman Islands	6,053,039	(5,359,465)	3,309,525,351	507,206,950
Hong Kong	5,855,270	18,479,616	(14,414,430)	(2,209,108)
China	384,098,580	474,699,082	448,162,790	68,683,952

Total profit before income taxes	396,006,889	487,819,233	3,743,273,711	573,681,794

Summary of Current and Deferred Component of Income Tax Expenses
The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIE and subsidiaries of the VIE, are as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current income tax expense	121,777,474	91,994,704	121,701,686	18,651,600
Deferred income tax (benefit) expense	(32,694,920)	(9,034,211)	248,151,964	38,030,952

Total income tax expense	89,082,554	82,960,493	369,853,650	56,682,552

Summary of Principal Components of Deferred Tax Assets and Liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	87,316,488	223,500,138	34,252,895
Accrued expense	9,778	—	—
Provision for credit losses	21,087,186	55,584,637	8,518,718
Customer advances	4,818,590	5,687,968	871,719
Donation	—	125,000	19,157
Net operating loss carry-forward	9,561,155	65,558,135	10,047,224
Less: valuation allowance	(9,561,155)	(7,148,961)	(1,095,626)
Non-current deferred tax assets, net	113,232,042	343,306,917	52,614,087

Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(10,724,126)	(1,643,544)
Unrealized gain on long-term investment	(11,009,130)	(11,009,130)	(1,687,223)
Contract assets	(1,605,803)	(162,308,288)	(24,874,833)
Unrealized tax on capital gains	(1,554,966)	—	—
Withholding tax	—	(319,079,320)	(48,901,045)
Non-current deferred tax liabilities	(24,894,025)	(503,120,864)	(77,106,645)

Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes
Reconciliation between the income tax expense computed by applying the PRC tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Income before provision of income tax	396,006,889	487,819,233	3,743,273,711	573,681,794
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	99,001,722	121,954,808	935,818,428	143,420,449
Tax rate differential	(2,010,958)	(36,157,163)	(852,831,321)	(130,702,118)
Over-accrued EIT for previous years	—	(39,664,283)	—	—
Impact of tax rate change	—	36,367,754	(35,511,678)	(5,442,403)
Utilization of net operating loss carry-forward	—	(9,708,887)	—	—
Non-deductible expenses	7,970,647	22,277,780	19,219,052	2,945,449
Research and development super-deduction	(12,520,141)	(9,961,515)	(10,970,775)	(1,681,345)
Non-taxable income	(2,497,058)	(3,587,542)	(982,266)	(150,539)
Change in valuation allowance	(861,658)	1,439,541	(2,412,144)	(369,677)
Withholding tax	—	—	317,524,354	48,662,736

Income tax expenses	89,082,554	82,960,493	369,853,650	56,682,552